As Filed With the Securities and Exchange Commission On April 30, 1999

                                               Securities Act File No. 333-47415
                                        Investment Company Act File No. 811-8685
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                           Pre-Effective Amendment No.

                          Post-Effective Amendment No. 2                     [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

                                Amendment No. 4                              [X]

                        (Check appropriate box or boxes)

                            ROCHDALE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               570 Lexington Ave.
                             New York, NY 10022-6837
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 702-3500
              Registrant's Telephone Number, including Area Code

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker LLP
                               345 California St.
                            San Francisco, CA, 94104
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective (check appropriate box)

             [X] Immediately upon filing pursuant to paragraph (b)
             [ ] On pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                            ROCHDALE INVESTMENT TRUST
                                    FORM N-1A
                                     PART C

ITEM 23. EXHIBITS.

          (1)  Agreement and Declaration of Trust (1)
          (2)  By-Laws (1)
          (3)  Specimen Share Certificate (2)
          (4)  Form of Investment Advisory Agreement
          (5)  Form of Distribution Agreement
          (6)  Not applicable
          (7)  Custodian Agreement
          (8)  (1) Form of Administration Agreement (1)
               (2)  Form of Transfer Agency and Service Agreement (2)
          (9)  Opinion and consent of counsel
          (10) Not applicable
          (11) Not applicable
          (12) Letter of Understanding relating to initial capital (2)
          (13) Form of Plan pursuant to Rule 12b-1
          (14) Not Applicable
          (15) Not Applicable

1 Incorporated by reference from Registration Statement on Form N-1A filed on March 6, 1998

2 Incorporated by reference from Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on June 30, 1998


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION

     Article VII, Section 2 of the Trust's Declaration of Trust provides as follows:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV as amended, File No. 801-27265.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) The Advisor also acts as the Registrant's principal underwriter and does not act in that capacity for other investment companies.

     (b) The following information is furnished with respect to the officers and directors of the Advisor and Underwriter. Each such person's principal business address is 570 Lexington Avenue, New York, NY 10022.


                               Position and Offices              Position and
Name and Principal               with Principal                  Offices with
 Business Address                 Underwriter                     Registrant
 ----------------                 -----------                     ----------

Carl Acebes                Chairman and Chief Investment    Chairman and Trustee
                           Officer

Garrett R. D'Alessandro    President and Chief Executive    President, Secretary
                           Officer                          & Treasurer

Peter J. McGough           Vice President                   None

Andrew Miranda             Vice President & Controller      None

     (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The Registrant undertakes:

     (a) To furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee and assist in communications with other shareholders.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on April 27, 1999.

                                  ROCHDALE INVESTMENT TRUST

                                  By: /s/ Garrett R. D'Alessandro
                                     -------------------------------
                                     Garrett R. D'Alessandro
                                     President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/Carl Acebes                  Trustee                     April 27, 1999
-----------------------------
Carl Acebes


/s/Benedict T. Marino           Trustee                     April 27, 1999
-----------------------------
Benedict T. Marino


Maxime C. Baretge               Trustee                     April 27, 1999
-----------------------------
* Maxime C. Baretge


/s/Garrett R. D'Alessandro      Principal                   April 27,1999
-----------------------------   Financial Officer
Garrett R. D'Alessandro


/s/ Garrett R. D'Alessandro
-----------------------------
 by  Garrett R. D'Alessandro
 * Pursuant to Powers of Attorney
   dated June 24, 1998

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                                    EXHIBITS


     Number                             Item
     ------                             ----
     99.B4                      Advisory Agreement
     99.B5                      Distribution Agreement
     99.B9                      Opinion and consent of counsel
     99.B13                     Distribution Plan